Significant Acquisition And Equity Transactions (Details 2) ¥ in Millions, shares in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Aug. 31, 2014 USD ($) item	Aug. 31, 2014 CNY (¥) item	May. 31, 2014 USD ($)	Dec. 31, 2011	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2012 USD ($) item director shares	Mar. 31, 2015 CNY (¥)	Feb. 28, 2015 CNY (¥)	Mar. 31, 2012 CNY (¥) shares
Commercial Agreement
Restricted cash and escrow receivables					$ (371)		¥ (4,921)			¥ (2,297)
Loan receivables, net					(135)		(13,159)			¥ (835)
Secured borrowings							(9,264)
Escrow money payable							(2,659)
Amount of amortization of the excess value recorded					$ 27	¥ 166
Two directors of the Company
Restructuring of Payment Services
Number of directors of the Company (in directors) | director									2
Ant Financial Services and Alipay
Commercial Agreement
Expenses incurred						4,159	2,370	¥ 1,669
Amount earned by the Company						2,121	2,076	465
Ant Financial Services and Alipay | Royalty fee and software technology services fee
Commercial Agreement
Amount earned by the Company						1,667	1,764	277
Alipay | Royalty fee and software technology services fee
Intellectual Property License and Software Technology Services Agreement
Additional fee, as a percentage of pre-tax income				49.90%					49.90%
Alipay | Royalty fee and software technology services fee | Minimum
Intellectual Property License and Software Technology Services Agreement
Additional fee, as a percentage of pre-tax income, after downward adjustments									30.00%
Alipay | Payment processing fee
Commercial Agreement
Initial term of agreement									50 years
Expenses incurred						3,853	¥ 2,349	¥ 1,646
Ant Financial Services | Payment processing fee
Commercial Agreement
Number of payments that may be payable to Company to compensate for changes required regulatory authorities (in payments) | item									1
Ant Financial Services | Sale of micro loan business and related services | Amount derecognized
Commercial Agreement
Restricted cash and escrow receivables											¥ 3,495
Loan receivables, net											23,363
Secured borrowings											15,417
Escrow money payable											¥ 3,495
Ant Financial Services | SME Annual Fee
Commercial Agreement
Annual fee as a percentage of the average daily book balance (as a percent)	2.50%	2.50%
Amount earned by the Company						90
Ant Financial Services | Amended IPLA Payments
Intellectual Property License and Software Technology Services Agreement
Additional fee, as a percentage of pre-tax income	37.50%	37.50%
Framework Agreement | Alipay
Restructuring of Payment Services
Equity value or enterprise value of Alipay, limitation effecting Liquidity Event									$ 1,000			¥ 6,200
Framework Agreement | Minimum | Alipay
Restructuring of Payment Services
Percentage of securities of Alipay that may be transferred to Company, so that minimum US$2.0 billion amount applies to Liquidity Payment									37.50%
Percentage of securities of Alipay that may be transferred, occurrence of Liquidity Event									37.50%
Framework Agreement | Two directors of the Company
Restructuring of Payment Services
Number of shares in the Company contributed by two directors that serve as security for Promissory Note | shares									50			50
Framework Agreement | Ant Financial Services | Alipay
Restructuring of Payment Services
Percentage of the equity value of Alipay									37.50%			37.50%
Framework Agreement | Ant Financial Services | Minimum
Restructuring of Payment Services
Liquidity Payment plus US$500 million									$ 2,000			¥ 12,400
Framework Agreement | Ant Financial Services | Maximum
Restructuring of Payment Services
Liquidity Payment plus US$500 million									6,000			37,200
Framework Agreement | APN
Restructuring of Payment Services
Face value of Promissory Note deductible in calculation of Liquidity Payment									$ 500			¥ 3,100
Maturity of Promissory Note									7 years
Amended Framework Agreement | Ant Financial Services
Restructuring of Payment Services
Increase in the Liquidity Payment due to cancellation of Promissory Note | $			$ 500
SAPA | Ant Financial Services
Commercial Agreement
Number of payments that the Company may elect to receive (in payments) | item	1	1
Percentage of the equity value of Ant Financial Services that Company may elect to receive (as a percent)	37.50%
Percentage of the equity value of Ant Financial Services, Company purchase of newly issued equity interests (as a percent)	33.00%	33.00%
Expected term of the restructured arrangement	5 years	5 years
Amount of amortization of the excess value recorded						166
SAPA | Ant Financial Services | Minimum
Commercial Agreement
Implied equity value in the event of an IPO of Ant Financial Services or Alipay that must be exceeded for the Company to receive one-time payment (in dollars) | $	$ 25,000
Gross proceeds from an IPO of Ant Financial Services or Alipay that must be exceeded for the Company to receive one-time payment (in dollars) | $	$ 2,000
SAPA | Ant Financial Services | Maximum
Commercial Agreement
Company's equity interests in Ant Financial Services that must not be exceeded for the Company to receive one-time payment (as a percent)	33.00%
SAPA | Ant Financial Services | Sale of micro loan business and related services
Commercial Agreement
Cash Consideration Received		¥ 3,219
Gain on disposal						306
SAPA | Ant Financial Services | SME Annual Fee
Commercial Agreement
Annual fee as a percentage of the average daily book balance (as a percent)	2.50%	2.50%
Amount earned by the Company						¥ 90
SAPA | Ant Financial Services | Amended IPLA Payments
Intellectual Property License and Software Technology Services Agreement
Additional fee, as a percentage of pre-tax income	37.50%	37.50%
SAPA | Director And Major Shareholder
Commercial Agreement
Value of restructured arrangement in excess of value of pre-existing arrangement, equity contribution by shareholder (in renminbi)		¥ 1,300